Net borrowings - Net borrowings by currency (Parenthetical) (Detail) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 0	£ 13,000,000
Turkish lira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 122,000,000	£ 87,000,000